Leases - Amounts recognized (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases under IFRS 16
Interest on lease liabilities	₽ 20,466	₽ 26,334	₽ 32,941
Depreciation charge on right-of-use assets	81,349	75,182	74,365
Expenses relating to short-term leases	48,410	16,995	16,394
Total	150,225	118,511	123,700
Total cash outflow for leases	₽ 159,042	₽ 103,065	₽ 110,710